Income tax and social contribution - Total net deferred income tax and social contribution (assets) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (assets)	R$ 14,891	R$ 3,357
Deferred IR/CS on tax loss and negative basis
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (assets)	9,325	1,665
Stock option plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (assets)	490	555
Inc. tax and soc. contr. on foreign companies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (assets)	283	841
Estimated losses with doubtful accounts
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (assets)	296
Deferred income tax/social contribution on first-time adoption of IFRS 9 and IFRS 15
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (assets)	16	12
Provision for adjustment to fair value
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (assets)	423	R$ 284
Amortization software of entities not incorporated
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (assets)	636
Amortization accounts receivable of entities not incorporated
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (assets)	1,772
Amortization of brand acquired of entities not incorporated
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (assets)	737
Other provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred income tax and social contribution, net (assets)	R$ 913